Share-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Compensation
Share-Based Compensation

9. Share-Based Compensation

Leju Plan

In November 2013, the Company adopted a share incentive plan (“Leju Plan”), which allows the Company to offer a variety of share-based incentive awards to employees, officers, directors and individual consultants who render services to the Group. Under the Leju Plan, the maximum number of shares that may be issued would be 8% of the total outstanding shares on an as-converted and fully diluted basis as of the effective date of the plan, and would be increased automatically by 5% of the then total outstanding shares on an as-converted fully diluted basis on each of the third, sixth and ninth anniversaries of the effective date of the Leju Plan. On December 1, 2016, the award pool under Leju plan was automatically increased by 7,553,422 ordinary shares. On December 1, 2019, the award pool under Leju plan was automatically increased by 7,833,224 ordinary shares. On December 1, 2022, the award pool under Leju plan was automatically increased by 8,020,119 ordinary shares. Options have a ten-year life.

Share Options:

During 2020 and 2022, there were no options granted under Leju Plan.

During 2021, the Company granted 4,267,000 options to purchase its ordinary shares to certain of the Group’s employees at an exercise price from $0.10 to $1.00 per share, including 600,000 options granted to senior management team as part of 2020 bonus as described below. The options expire ten years from the date of grant and vest ratably at each grant date anniversary over a period of three years.

The Company has used the binomial model to estimate the fair value of the options granted under the Leju Plan. The fair value per option was estimated at the date of grant using the following assumptions:

2021
Risk-free rate of return	1.56%
Contractual life of option	10 years
Estimated volatility	72.06%
Dividend yield	0.00%

A summary of option activities under the Leju Plan during the year ended December 31, 2022 is presented below:

			Weighted
			Average
			Remaining	Aggregate
		Weighted	Contractual	Intrinsic
	Number of	Average	Term	Value of
	Options	Exercise Price	(in years)	Options
		$		$
Outstanding, as of January 1, 2022	15,617,986	2.72	5.71
Granted	—	—
Exercised	—	—		—
Forfeited	(728,336)	3.19
Outstanding, as of December 31, 2022	14,889,650	2.70	4.74
Vested and expected to vest as of December 31, 2022	14,555,100	2.74	4.66
Exercisable as of December 31, 2022	12,146,984	3.11	3.94

The weighted average grant-date fair value of the options granted in 2021 was $1.74 per share. For the years ended December 31, 2020, 2021 and 2022, the Company recorded compensation expenses of $1,415,526, $1,519,778 and $1,789,992 for the share options granted to the Group’s employees, respectively. During the years ended December 31, 2020, 2021 and 2022, 429,968, 146,582 and nil options were exercised having a total intrinsic value of $471,610, $193,492 and nil, respectively. The proceeds from exercise of options were $611,734, $208,025 and nil for the years ended December 31, 2020, 2021 and 2022, respectively.

As of December 31, 2022, there was $2,350,594 of total unrecognized compensation expense related to unvested share options granted under the Leju Plan. That cost is expected to be recognized over a weighted-average period of 1.31 years.

Restricted Shares:

Restricted shares are restricted from voting or receiving dividends until the shares are vested based on the stipulated service periods as set out in the award agreements.

On March 15, 2019, the board of directors approved that portion of bonus for the senior management team would be paid in the form of restricted shares. For the year ended December 31, 2019, the Company recorded compensation expenses of $1,225,000 for 800,000 restricted shares that were granted to the senior management team in June, 2020.

On May 28, 2020, the board of directors also approved that portion of bonus for the senior management team would be paid in the form of restricted shares. For the year ended December 31, 2020, the Company recorded compensation expenses of $1,425,000,and 600,000 options were granted to the senior management team at an exercise price of $0.10 per share on April 23, 2021.

There were no restricted shares granted under Leju Plan in 2021 and 2022.

A summary of restricted share activity under the Leju Plan during the year ended December 31, 2022 is presented below:

		Weighted
	Number of	Average
	Restricted	Grant-date
	Shares	Fair Value
		$
Outstanding, as of January 1, 2022	616,668	1.52
Granted	—	—
Vested	350,000	1.54
Forfeited	—	—
Outstanding, as of December 31, 2022	266,668	1.50

The total grant-date fair value of restricted shares vested in 2020, 2021 and 2022 was 137,500, $537,498 and nil, respectively.

For the years ended December 31, 2020, 2021 and 2022, the Company recorded compensation expenses of $137,500, $137,500 and $34,375 for the restricted shares granted to the Group’s employees which did not include the restricted shares granted as the bonus for the senior management team, respectively.

As of December 31, 2022, there was no unrecognized compensation expense related to unvested restricted shares granted under the Leju Plan.